RECENT ACCOUNTING PRONOUNCEMENTS - Condensed Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)	$ 413,006	$ 139,986	$ (8,398)
Change in operating assets and liabilities			(38,695)
Net cash provided by operating activities	$ 604,058	$ 280,187	46,171
Adjustments for ASC 606 | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)			(8,850)
Change in operating assets and liabilities			8,850
Net cash provided by operating activities			0
Balance without ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)			452
Change in operating assets and liabilities			(47,545)
Net cash provided by operating activities			$ 46,171